SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Common shares authorized, issued and related contributed capital by controlling shareholders

In Thousands of US Dollars and shares
Description	2018	2017	2016
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	64,676	56,378	49,116
Dollars	$126,684	$108,196	$92,125